UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form   13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2004

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):   [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Inference Group LLC

Address:    4 Jonas Stone Circle

            Lexington, MA 02420

            U.S.A.

Form 13F file Number:  28-10364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

The institutional investment manager filing this report is no longer managing funds, but is making this filing in compliance with SEC regulations.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Cushing

Title:  Manager

Phone:  (781) 789-8791

Signature, Place, and Date of Signing:

    /s/ David Cushing            Lexington, MA                   11/01/2004

        [Signature]               [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    0

Form 13F Information Table Value Total:    0
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                             VALUE  SHARES/ SH/ PUT  INVSTMT OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE